6. Property and Equipment (Tables)	9 Months Ended
Sep. 30, 2013
Property And Equipment Tables
Property and Equipment

The Company recognized depreciation expense of $88,139 and $205,266 for the three and Nine months ended September 30, 2013 respectively, $57,821 from inception (January 26, 2012) to September 30, 2012, and $290,978 for the period from inception to September 30, 2013.

	September 30, 2013	December 31, 2012

Buildings	$172,949	$164,726
Furniture & fixtures	22,859	24,023
Vehicles	125,010	131,376
Mining equipment	414,325	423,453
Plants/property improvements	4,133,656	3,928,356
Computers	35,696	37,018
Lab equipment	63,342	65,675
Total fixed assets	$4,967,837	$4,774,626
Less depreciation	(321,801)	(126,810)
Net fixed assets	$4,646,036	$4,647,816

Land	$556,693	$585,040
Congo right to use	$360,000	$360,000
Mining property	$3,539,768	$3,720,011
Net property and equipment	$9,102,497	$9,312,867